Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors - Condensed Consolidating Cash Flow Statement (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of condensed consolidating cash flow statement information [line items]
Net cash inflow/(outflow) from operating activities	£ 1,408.1	£ 1,773.8	£ 1,359.9
Investing activities
Acquisitions and disposals	(181.5)	(638.8)	(669.5)
Purchases of property, plant and equipment	(288.9)	(252.1)	(210.3)
Purchases of other intangible assets (including capitalised computer software)	(37.3)	(33.0)	(36.1)
Proceeds on disposal of property, plant and equipment	8.0	7.7	13.4
Net cash outflow from investing activities	(499.7)	(916.2)	(902.5)
Financing activities
Share option proceeds	6.4	27.2	27.6
Cash consideration for non-controlling interests	(47.3)	(58.3)	(23.6)
Share repurchases and buy-backs	(504.2)	(427.4)	(587.6)
Net increase/(decrease) in borrowings	599.6	(22.5)	492.0
Financing and share issue costs	(0.8)	(6.4)	(11.4)
Equity dividends paid	(751.5)	(616.5)	(545.8)
Dividends paid to non-controlling interests in subsidiary undertakings	(87.8)	(89.6)	(55.2)
Net cash (outflow)/inflow from financing activities	(785.6)	(1,193.5)	(704.0)
Net increase/(decrease) in cash and cash equivalents	122.8	(335.9)	(246.6)
Translation of cash and cash equivalents	(27.2)	291.9	(54.4)
Cash and cash equivalents at beginning of year	1,902.6	1,946.6	2,247.6
Cash and cash equivalents at end of year	1,998.2	1,902.6	1,946.6
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating cash flow statement information [line items]
Net cash inflow/(outflow) from operating activities	1,408.1	1,773.8	1,359.9
Investing activities
Acquisitions and disposals	(181.5)	(638.8)	(669.5)
Purchases of property, plant and equipment	(288.9)	(252.1)	(210.3)
Purchases of other intangible assets (including capitalised computer software)	(37.3)	(33.0)	(36.1)
Proceeds on disposal of property, plant and equipment	8.0	7.7	13.4
Net cash outflow from investing activities	(499.7)	(916.2)	(902.5)
Financing activities
Share option proceeds	6.4	27.2	27.6
Cash consideration for non-controlling interests	(47.3)	(58.3)	(23.6)
Share repurchases and buy-backs	(504.2)	(427.4)	(587.6)
Net increase/(decrease) in borrowings	599.6	(22.5)	492.0
Financing and share issue costs	(0.8)	(6.4)	(11.4)
Equity dividends paid	(751.5)	(616.5)	(545.8)
Dividends paid to non-controlling interests in subsidiary undertakings	(87.8)	(89.6)	(55.2)
Net cash (outflow)/inflow from financing activities	(785.6)	(1,193.5)	(704.0)
Net increase/(decrease) in cash and cash equivalents	122.8	(335.9)	(246.6)
Translation of cash and cash equivalents	(27.2)	291.9	(54.4)
Cash and cash equivalents at beginning of year	1,902.6	1,946.6	2,247.6
Cash and cash equivalents at end of year	1,998.2	1,902.6	1,946.6
WPP plc [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating cash flow statement information [line items]
Net cash inflow/(outflow) from operating activities	32.9	963.1	983.6
Financing activities
Share option proceeds	6.4	27.2	27.6
Share repurchases and buy-backs	(289.6)	(274.5)	(406.0)
Net increase/(decrease) in borrowings	(400.0)	(392.1)	(13.7)
Equity dividends paid	(751.5)	(616.5)	(545.8)
Net cash (outflow)/inflow from financing activities	(1,434.7)	(1,255.9)	(937.9)
Net increase/(decrease) in cash and cash equivalents	(1,401.8)	(292.8)	45.7
Translation of cash and cash equivalents	(0.9)	(5.7)	10.4
Cash and cash equivalents at beginning of year	(1,225.0)	(926.5)	(982.6)
Cash and cash equivalents at end of year	(2,627.7)	(1,225.0)	(926.5)
Subsidiary Guarantors [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating cash flow statement information [line items]
Net cash inflow/(outflow) from operating activities	(49.7)	1,002.2	(658.3)
Investing activities
Acquisitions and disposals			(16.9)
Purchases of property, plant and equipment	(10.4)	(1.1)	(2.0)
Net cash outflow from investing activities	(10.4)	(1.1)	(18.9)
Financing activities
Cash consideration for non-controlling interests	(1.4)	(1.3)
Net cash (outflow)/inflow from financing activities	(1.4)	(1.3)
Net increase/(decrease) in cash and cash equivalents	(61.5)	999.8	(677.2)
Translation of cash and cash equivalents	48.4	(154.6)	2.3
Cash and cash equivalents at beginning of year	(1,623.7)	(2,468.9)	(1,794.0)
Cash and cash equivalents at end of year	(1,636.8)	(1,623.7)	(2,468.9)
WPP Finance 2010 [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating cash flow statement information [line items]
Net cash inflow/(outflow) from operating activities	(13.6)	65.5	(5.6)
Financing activities
Net increase/(decrease) in cash and cash equivalents	(13.6)	65.5	(5.6)
Translation of cash and cash equivalents	1.3	(13.1)	(3.3)
Cash and cash equivalents at beginning of year	(15.1)	(67.5)	(58.6)
Cash and cash equivalents at end of year	(27.4)	(15.1)	(67.5)
Other Subsidiaries [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating cash flow statement information [line items]
Net cash inflow/(outflow) from operating activities	1,438.5	(257.0)	1,040.2
Investing activities
Acquisitions and disposals	(181.5)	(638.8)	(652.6)
Purchases of property, plant and equipment	(278.5)	(251.0)	(208.3)
Purchases of other intangible assets (including capitalised computer software)	(37.3)	(33.0)	(36.1)
Proceeds on disposal of property, plant and equipment	8.0	7.7	13.4
Net cash outflow from investing activities	(489.3)	(915.1)	(883.6)
Financing activities
Cash consideration for non-controlling interests	(45.9)	(57.0)	(23.6)
Share repurchases and buy-backs	(214.6)	(152.9)	(181.6)
Net increase/(decrease) in borrowings	999.6	369.6	505.7
Financing and share issue costs	(0.8)	(6.4)	(11.4)
Dividends paid to non-controlling interests in subsidiary undertakings	(87.8)	(89.6)	(55.2)
Net cash (outflow)/inflow from financing activities	650.5	63.7	233.9
Net increase/(decrease) in cash and cash equivalents	1,599.7	(1,108.4)	390.5
Translation of cash and cash equivalents	(76.0)	465.3	(63.8)
Cash and cash equivalents at beginning of year	4,766.4	5,409.5	5,082.8
Cash and cash equivalents at end of year	£ 6,290.1	£ 4,766.4	£ 5,409.5